Loss per share	12 Months Ended
Dec. 31, 2018
Loss per share [Abstract]
Loss per share
(10)	Loss per share

The Company complies with accounting and disclosure requirements ASC Topic 260, “Earnings Per Share.” Net loss per share is computed by dividing net loss attributable to owners of the Company by the weighted average number of shares of common stock outstanding for the period. Shares of common stock subject to possible redemption have been excluded from the calculation of basic loss per share and diluted loss per share since such shares, if redeemed, only participate in their pro rata share of the Trust Account earnings. The Company has not considered the effect of (1) Warrants sold in the Initial Public Offering and Private Placement to purchase shares of common stock, and (2) 15,000,000 Units sold in the Public Offering and the 173,100 Units sold pursuant to the partial exercise of the Over-allotment Option (Class A common stocks), since the exercise of the Warrants and the voting rights of Class A shares of common stock is contingent upon the occurrence of future events. In addition, in calculation of the net loss per share the Company has also considered the effect of the forfeiture of common shares in January 2017 by excluding them from all calculations.